Convertible Notes Payable - Additional Information (Details)		1 Months Ended			9 Months Ended		12 Months Ended
	Feb. 20, 2019 shares	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2017 USD ($) Note $ / shares	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)
Debt Instrument [Line Items]
Interest expense					$ 1,421,000	$ 6,009,000
Proceeds from issuance of convertible notes payable						5,000,000
Loss on extinguishment of debt						$ (22,700,000)
Series A Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares | shares	91,600,398
Convertible Promissory Notes
Debt Instrument [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares | shares	175,210,373					175,210,373	175,210,373
Interest expense						$ 1,300,000
2017 MVIL Notes
Debt Instrument [Line Items]
Number of convertible promissory notes payable | Note								6
Proceeds from issuance of convertible notes payable								$ 50,000,000
Interest rate								8.00%
Aggregate principal amount permitted to borrow				$ 52,400,000
Loss on extinguishment of debt								$ 0
2017 MVIL Notes | Series A Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion price | $ / shares								$ 2.30769
2018 Investor Notes
Debt Instrument [Line Items]
Interest rate				7.00%
Aggregate principal amount permitted to borrow				$ 30,000,000						$ 50,000,000
Line of credit facility maximum borrowing capacity											$ 65,000,000
Debt Instrument Premium Percentage				25.00%
2018 MVIL Note
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable		$ 5,000,000
Interest rate			7.00%
Aggregate principal amount permitted to borrow									$ 25,000,000
Line of credit facility maximum borrowing capacity			$ 30,000,000
Debt Instrument Premium Percentage			25.00%
Convertible Notes Payable					$ 0	$ 0